5. JOINT VENTURE WITH MRT	9 Months Ended
Nov. 30, 2011
Notes to Financial Statements
5. JOINT VENTURE WITH MRT

On February 12, 2009, the Company entered into a joint venture through a definitive agreement for development of its Cieneguita project with MRT. The purpose of the joint venture is to put Cieneguita property into production. As per the agreement, MRT is to provide the necessary working capital to begin and maintain mining operations estimated to be $3,000,000. MRT will spend 100% of the funds in exchange for a 75% interest in the net cash flow from production. The agreement was amended in December 2009 for MRT to earn a 74% interest in the net cash flow from production (note 6).

In September 2011, the Company executed an amended and restated development agreement for the restructure of its Cieneguita joint venture related to the Cieneguita project. Under the restructured joint venture agreement the Company receives 20% of the net operating profits after royalties for material processed through a small-scale pilot operation and mined from the first 15 meters depth of the Cieneguita deposit until December 31, 2012. For all other material processed from the property, the Company's interest is 80% and MRT is reduced to a 20% working interest, subject to certain dilution provisions (note 6).

The agreement limits the mining of the mineralized material that is available from the surface to a depth of 15 meters or approximately 10% of the mineralized material found as of the date of the definitive agreement. The Company incurs no obligations to the joint venture’s creditors as the operations and working capital requirements are controlled by MRT and as such, the Company has concluded that it is not the primary beneficiary of the joint venture. Accordingly, the Company’s share of income and expenses are reflected in these financial statements under the proportionate consolidation method.

The Company’s proportionate share of revenues was $1,482,242 and proportionate share of the net profit was $912,136 for the nine months ended November 30, 2011. The Company’s proportionate share of accounts receivable of the joint venture was $360,598 at November 30, 2011. The joint venture did not have any other assets or liabilities at November 30, 2011.